BUSINESS AND SEGMENT REPORTING (Reconciliation of Income from Vessel Operations to Loss Before Reorganization) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total income (loss) from vessel operations of all segments									$ 13,207	$ 125,805	$ 213,410
General and administrative expenses									(24,453)	(30,352)	(41,029)
Third-party debt modification costs									9,240
Separation and transition costs									(604)	(9,043)
Technical management transition costs											(39)
(Loss)/gain on disposal of vessels and other property, including impairments	$ (81,449)	$ (5,406)			$ (29,734)	$ (49,640)		$ 171	(86,855)	(79,203)	4,459
Consolidated income/(loss) from vessel operations	(88,152)	(23,662)	$ (9,559)	$ 13,428	(27,487)	(47,681)	$ 29,163	53,212	(107,945)	7,207	176,801
Equity in income of affiliated companies									48,966	16,849	45,559
Other expense									(5,818)	(1,346)	743
Interest expense	$ (11,570)	$ (11,232)	$ (9,278)	$ (9,167)	(9,694)	(9,758)	(9,929)	(10,981)	(41,247)	(40,362)	(44,134)
Reorganization items, net					$ (233)	$ (3,849)	$ (520)	$ 4,471		(131)	(5,659)
(Loss)/income before income taxes									(106,044)	(17,783)	173,310
Vessel Operations [Member]
Total income (loss) from vessel operations of all segments									13,207	125,805	213,410
General and administrative expenses									(24,453)	(30,352)	(41,029)
Third-party debt modification costs									9,240
Separation and transition costs									(604)	(9,043)
Technical management transition costs											(39)
(Loss)/gain on disposal of vessels and other property, including impairments									(86,855)	(79,203)	4,459
Consolidated income/(loss) from vessel operations									(107,945)	7,207	176,801
Equity in income of affiliated companies									48,966	16,849	45,559
Other expense									(5,818)	(1,346)	743
Interest expense									(41,247)	(40,362)	(44,134)
Reorganization items, net										(131)	(5,659)
(Loss)/income before income taxes									$ (106,044)	$ (17,783)	$ 173,310